Consolidated Statements of Income - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating revenue and other income:
Revenue	₩ 17,608,511	₩ 17,304,973	₩ 16,748,585
Other income	50,366	56,259	115,763
Operating revenue and other income	17,658,877	17,361,232	16,864,348
Operating expenses:
Labor	2,488,245	2,449,813	2,300,754
Commissions	5,549,899	5,518,786	5,426,114
Depreciation and amortization	3,614,766	3,621,325	3,672,555
Network interconnection	678,459	715,285	749,599
Leased lines	275,477	268,426	310,141
Advertising	235,769	252,402	233,401
Rent	142,356	143,747	140,418
Cost of goods sold	1,266,357	1,268,124	1,167,417
Others	1,651,273	1,528,976	1,431,587
Operating expenses	15,902,601	15,766,884	15,431,986
Operating profit	1,756,276	1,594,348	1,432,362
Finance income	248,376	179,838	155,133
Finance costs	(527,401)	(456,327)	(315,604)
Gain (loss) relating to investments in subsidiaries, associates and joint ventures, net	10,928	(81,707)	446,300
Profit before income tax	1,488,179	1,236,152	1,718,191
Income tax expense	342,242	288,321	446,796
Profit from continuing operations	1,145,937	947,831	1,271,395
Profit from discontinued operations, net of taxes	0	0	1,147,594
Profit for the year	1,145,937	947,831	2,418,989
Attributable to:
Owners of the Parent Company	1,093,611	912,400	2,407,523
Non-controlling interests	₩ 52,326	₩ 35,431	₩ 11,466
Earnings per share(Restated):
Basic earnings per share (in won)	₩ 4,954	₩ 4,118	₩ 7,191
Basic earnings per share – continuing operations (in won)	4,954	4,118	3,614
Diluted earnings per share (in won)	4,950	4,116	7,187
Diluted earnings per share – continuing operations (in won)	₩ 4,950	₩ 4,116	₩ 3,613